Bank loans - Outstanding balance of bank loans (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Short-term bank loans
Short-term bank loans	¥ 12,240,000	$ 1,803,953	¥ 15,240,000
Bank of China
Short-term bank loans
Short-term bank loans	¥ 5,000,000	$ 736,909
Effective interest rates	3.35%	3.35%
Industrial and Commercial Bank of China
Short-term bank loans
Short-term bank loans	¥ 3,740,000	$ 551,208
Effective interest rates	3.00%	3.00%
Agriculture Bank Of China
Short-term bank loans
Short-term bank loans	¥ 3,500,000	$ 515,836
Effective interest rates	3.25%	3.25%
China Construction Bank
Short-term bank loans
Effective interest rates	3.05%	3.05%